Acquisition - Summary of Consideration Paid and Amounts of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 17, 2015	Sep. 30, 2016	Dec. 31, 2015
Consideration:
Cash			$ 4,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 1,249,956	1,249,956
Skycross, Inc.
Consideration:
Cash	$ 4,000,000
Contingent consideration arrangement	1,000,000	$ 1,000,000	$ 1,000,000
Fair value of total consideration transferred	5,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable	429,267
Intangible assets	3,497,000
Current liabilities	(176,223)
Total identifiable net assets acquired	3,750,044
Goodwill	1,249,956
Total	$ 5,000,000